Schedule of Contract liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Contract liabilities - receipts in advance	$ 60,906	$ 107,786
Revenue recognized from beginning contract liabilities	$ 106,906	$ 276,210